Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The amounts set forth below under the headings “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs” have been calculated in a manner consistent with Item 402(v) of Regulation S-K. Use of the term “Compensation Actually Paid” is required by the SEC’s rules and, as a result of the calculation methodology required by the SEC, such amounts differ from compensation actually received by the individuals and the compensation decisions described in the Compensation Discussion and Analysis section of this proxy statement.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(1)(2)	Value of Initial Fixed $100 Investment Based On:		Net Income (in thousands)	Revenue (in thousands) (4)
					Total Share-holder Return(3)	Peer Group Total Share-holder Return(3)
2023	552,146	(128,253)	4,180,927	6,780,300	76	144	(7,081)	1,012,336

2022	350,288	(673,694)	5,189,500	3,019,330	51	92	(252,221)	866,972

2021	84,116,118	227,094,606	1,956,793	598,195	68	130	(249,149)	784,038

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The table reflects required disclosures for fiscal years 2023, 2022 and 2021, the year the company first became a reporting company pursuant to Section 13(a) or Section 15(d) of the Exchange Act. The PEO for each reporting year is Anthony Casalena. The non-PEO NEOs in the 2023 reporting year are Nathan Gooden, Paul Gubbay and Courtenay O'Connor. The non-PEO NEOs in the 2022 reporting year Nathan Gooden, Paul Gubbay and Marcela Martin (former Chief Financial Officer). The non-PEO NEOs in the 2021 reporting year are Paul Gubbay and Marcela Martin.
Peer Group Issuers, Footnote	The peer group used for this purpose is the Standard & Poor’s Information Technology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023. The comparison assumes $100 was invested for the period starting May 19, 2021 (the date our Class A common stock commenced trading on the NYSE), through the end of the listed year in the Company and in the Standard & Poor’s Information Technology Index, respectively.
PEO Total Compensation Amount	$ 552,146	$ 350,288	$ 84,116,118
PEO Actually Paid Compensation Amount	$ (128,253)	(673,694)	227,094,606
Adjustment To PEO Compensation, Footnote	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award values; b) plus the year over year change in the fair value of stock awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following tables:

Adjustments to Determine PEO Compensation Actually Paid	2023(i)	2022(i)	2021(i)
Summary Compensation Table (SCT) amount	552,146	350,288	84,116,118

Less Amounts Reported under Stock Awards Column in SCT for the Covered Year	—	—	83,545,000

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	—	—	12,402,304

Plus Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(680,399)	(1,023,982)	—

Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	—	—	—

Plus Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards Granted Prior to Covered Year that Vested during Covered Year	—	—	214,121,184

Less Fair Value of Stock Awards Forfeited during the Covered Year	—	—	—

Total Compensation Actually Paid:	(128,253)	(673,694)	227,094,606

Adjustments to Determine Average Non-PEO NEOs Compensation Actually Paid	2023 (i)	2022 (i)	2021 (i)
Summary Compensation Table (SCT) amount	4,180,927	5,189,500	1,956,793

Less Amounts Reported under Stock Awards Column in SCT for the Covered Year	3,404,349	4,694,591	980,962

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	4,068,416	4,503,880	547,092

Plus Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	1,454,941	(277,455)	(849,823)

Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	—	—	—

Plus Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards Granted Prior to Covered Year that Vested during Covered Year	480,364	(49,482)	(74,905)

Less Fair Value of Stock Awards Forfeited during the Covered Year	—	1,652,521	—

Total Compensation Actually Paid:	6,780,300	3,019,330	598,195
(i) The fair value of performance share units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718. The fair value of restricted stock units used to calculate CAP was determined using the grant date fair value, in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,180,927	5,189,500	1,956,793
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,780,300	3,019,330	598,195
Adjustment to Non-PEO NEO Compensation Footnote	“Compensation Actually Paid” (“CAP”) is calculated by taking Summary Compensation Table total compensation: a) less the stock award values; b) plus the year over year change in the fair value of stock awards that are unvested as of the end of the year, or vested or were forfeited during the year. The Company has not paid dividends historically and does not sponsor any pension arrangements; thus no adjustments are made for these items. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following tables:

Adjustments to Determine PEO Compensation Actually Paid	2023(i)	2022(i)	2021(i)
Summary Compensation Table (SCT) amount	552,146	350,288	84,116,118

Less Amounts Reported under Stock Awards Column in SCT for the Covered Year	—	—	83,545,000

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	—	—	12,402,304

Plus Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	(680,399)	(1,023,982)	—

Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	—	—	—

Plus Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards Granted Prior to Covered Year that Vested during Covered Year	—	—	214,121,184

Less Fair Value of Stock Awards Forfeited during the Covered Year	—	—	—

Total Compensation Actually Paid:	(128,253)	(673,694)	227,094,606

Adjustments to Determine Average Non-PEO NEOs Compensation Actually Paid	2023 (i)	2022 (i)	2021 (i)
Summary Compensation Table (SCT) amount	4,180,927	5,189,500	1,956,793

Less Amounts Reported under Stock Awards Column in SCT for the Covered Year	3,404,349	4,694,591	980,962

Plus Year-end Fair Value of Stock Awards Granted during Covered Year that Remain Unvested as of Year-end	4,068,416	4,503,880	547,092

Plus Change (positive or negative) in Fair Value from Prior Year-end to Covered Year-end of Stock Awards Granted Prior to Covered Year that were Outstanding and Unvested as of Covered Year-end	1,454,941	(277,455)	(849,823)

Plus Fair Value on Vesting of Awards Granted during Covered Year that Vest during Covered Year	—	—	—

Plus Change (positive or negative) in Fair Value from Prior Year-end to Vesting Date of Stock Awards Granted Prior to Covered Year that Vested during Covered Year	480,364	(49,482)	(74,905)

Less Fair Value of Stock Awards Forfeited during the Covered Year	—	1,652,521	—

Total Compensation Actually Paid:	6,780,300	3,019,330	598,195
(i) The fair value of performance share units used to calculate CAP was determined using a Monte Carlo simulation valuation model, in accordance with FASB ASC 718. The fair value of restricted stock units used to calculate CAP was determined using the grant date fair value, in accordance with FASB ASC 718.

Compensation Actually Paid vs. Total Shareholder Return
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company and the Standard & Poor’s Information Technology Index. TSR values begin with and are indexed to close of trading on May 19, 2021, the date of the Company’s first trading day.

Compensation Actually Paid vs. Net Income
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company-Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Revenue during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group
Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the cumulative TSR over the three most recently completed fiscal years for the Company and the Standard & Poor’s Information Technology Index. TSR values begin with and are indexed to close of trading on May 19, 2021, the date of the Company’s first trading day.

Tabular List, Table

Revenue
Unlevered free cash flow (1)

Total Shareholder Return Amount	$ 76	51	68
Peer Group Total Shareholder Return Amount	144	92	130
Net Income (Loss)	$ (7,081,000)	$ (252,221,000)	$ (249,149,000)
Company Selected Measure Amount	1,012,336,000	866,972,000	784,038,000
PEO Name	Anthony Casalena
Additional 402(v) Disclosure	Our company-selected measure is Revenue, which is the measure we believe represents the most important financial performance measure we used to link compensation actually paid to our NEOs for fiscal year 2023 to our performance. We did not select stock price as our company-selected measure because it was not a performance measure we used to link compensation actually paid to our Non-PEO NEOs for fiscal year 2023 to our performance.Unlevered free cash flow is a non-GAAP financial measure that is defined as cash flow from operating activities, less cash paid for capital expenditures increased by cash paid for interest expense net of the associated tax benefit.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Unlevered free cash flow (1)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (83,545,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	12,402,304
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(680,399)	(1,023,982)	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	214,121,184
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,404,349)	(4,694,591)	(980,962)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,068,416	4,503,880	547,092
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,454,941	(277,455)	(849,823)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	480,364	(49,482)	(74,905)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,652,521)	$ 0